SUBSEQUENT EVENT (Details) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 29, 2024	Oct. 22, 2024	Oct. 01, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Aug. 06, 2024	Feb. 21, 2024	Dec. 31, 2022
Subsequent Events [Line Items]
Ordinary share issued					97,120	1,242,267			97,120
Subsequent Event [Member]
Subsequent Events [Line Items]
Bid price close description	The Company has been given 180 calendar days, or until April 28, 2025, to regain compliance. If at any time before April 28, 2025, the bid price of the Ordinary Shares closes at $1.00 per share or more for a minimum of 10 consecutive business days, the Staff will provide written confirmation that the Company has achieved compliance.
Subsequent Event [Member] | New Pubco [Member]
Subsequent Events [Line Items]
Ordinary share issued					1
Dividing by equity securities (in Dollars)					$ 62,500,000
Equity securities per share (in Dollars per share)					$ 10
Subsequent Event [Member] | SPAC [Member]
Subsequent Events [Line Items]
Ordinary share issued					1
MORINGA ACQUISITION CORP [Member]
Subsequent Events [Line Items]
Exercised warrants				5,940,000
MORINGA ACQUISITION CORP [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre transaction equity (in Dollars)								$ 62,500,000
Pre transaction price per share (in Dollars per share)								$ 10
MORINGA ACQUISITION CORP [Member] | Eighth Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars)				$ 13,000
MORINGA ACQUISITION CORP [Member] | Tenth Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars)				$ 62,000
Forecast [Member] | MORINGA ACQUISITION CORP [Member]
Subsequent Events [Line Items]
Amount withdrawn from the trust account (in Dollars)							$ 4,800,000
Forecast [Member] | Class A ordinary shares subject to possible redemption [Member] | MORINGA ACQUISITION CORP [Member]
Subsequent Events [Line Items]
Subject to possible redemption shares							427,297
ELOC Financing [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share issued		66,667	293,777
Total consideration		$ 200,000	$ 1,658,000